Other Current and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Current And Noncurrent Assets [Abstract]
Schedule of other current and other non-current assets
	As of December 31,
	2020	2019
Input VAT receivable	$134,746	$268,680
Prepayments - office rental	952,616	958,853
Prepayments - insurance	292,095	94,849
Prepayments - others	51,920	144,151
Uniforms	17,954	28,887
Tools and supplies	135,553	158,049
Other current assets	$1,584,884	$1,653,469

Deposits	$361,275	$532,074
Other non-current assets	$361,275	$532,074